Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments And Contingencies [Abstract]
Summary of Minimum Guarantees Relating to Service, Majority Relate to Minimum Royalty Payments Associated with License Agreements for the use of Licensed Content
The Group is subject to the following minimum guarantees relating to the content on its Service, the majority of which relate to minimum royalty payments associated with its license agreements for the use of licensed content, as at December 31:

	2024	2023	2022
	(in € millions)
Not later than one year	3,021	1,055	1,111
Later than one year but not more than 5 years	1,399	3,610	298
Total	4,420	4,665	1,409

Summary of Minimum Purchase Obligations and Service Agreements With Minimum Spend Commitments Under Noncancelable Agreements
In addition, the Group is subject to various non-cancelable purchase obligations and service agreements with minimum spend commitments, including a service agreement with Google for the use of Google Cloud Platform and certain podcast and marketing commitments as at December 31:

	2024	2023	2022
	(in € millions)
Not later than one year	598	453	485
Later than one year but not more than 5 years	1,021	1,369	334
More than 5 years	68	83	98
Total	1,687	1,905	917